Stock Award Plans and Stock-Based Compensation - Restricted Stock Awards (Details) - USD ($) $ in Millions						12 Months Ended
	Feb. 19, 2022	Dec. 23, 2021	Aug. 21, 2021	Apr. 23, 2021	Feb. 19, 2021	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment charges						$ 1.6	$ 4.1
Restricted Stock Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				4,598	70,000	0	74,598
Awards forfeited in period (in shares)	12,802	2,037	4,500		12,291	12,802	18,827
Share-based payment charges						$ 0.8	$ 8.6
Restricted Stock Award | Discontinued Operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment charges						$ 0.4	$ 3.3
Restricted Stock Award | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage				50.00%	25.00%
Vesting period				6 months	1 year
Restricted Stock Award | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage				50.00%	50.00%
Restricted Stock Award | Share-based Payment Arrangement, Tranche Two | Share-based Payment Arrangement, Vesting Option One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				1 year
Restricted Stock Award | Share-based Payment Arrangement, Tranche Two | Share-based Payment Arrangement, Vesting Option Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				6 months
Vesting pro rata period				2 years